Acquisitions (Details) € in Millions, £ in Millions, kr in Millions		2 Months Ended	6 Months Ended
	Mar. 02, 2018 SEK (kr)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Apr. 21, 2018 GBP (£)	Apr. 21, 2018 EUR (€)	Mar. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Current assets		€ 996.3	€ 996.3				€ 749.1
Total assets		5,116.1	5,116.1				4,601.7
Total liabilities		3,150.7	3,150.7				2,749.1
Goodwill		1,828.8	1,828.8				€ 1,745.6
Profit (loss) of acquiree since acquisition date		0.7
Revenue of combined entity as if combination occurred at beginning of period			1,079.1
Profit (loss) of combined entity as if combination occurred at beginning of period			129.1
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred				£ 209	€ 238.0
Intangible Assets					158.3
Property, plant and equipment					33.2
Current assets					7.2
Inventories					10.7
Deferred tax assets					0.9
Total assets					210.3
Current liabilities					31.1
Deferred tax liabilities					22.8
Total liabilities					53.9
Total identifiable net assets acquired					156.4
Cash consideration					237.9
Cash and cash equivalents acquired					(0.1)
Goodwill					€ 81.4
Revenue of acquiree since acquisition date		€ 28.2
Acquisition-related costs			4.6
Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets acquired						€ (0.1)
Cash consideration	kr 17.0					1.7
Goodwill						€ 1.8
Acquisition-related costs			€ 0.1
Percentage of voting equity interests acquired	60.00%					60.00%
Investments in subsidiaries	kr 13.6					€ 1.5
Proportion of voting rights held by non-controlling interests	40.00%		40.00%
Gross carrying amount [member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries	kr 30.6					€ 3.2